Share-Based Compensation (Details 1) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Outstanding at beginning of the period	12,273,334	9,523,334	8,483,334
Stock Options, Granted	150,000	2,750,000	1,740,000
Stock Options, Forfeited/expired	(116,665)	0	(700,000)
Stock Options, Outstanding at end of the period	12,306,669	12,273,334	9,523,334	8,483,334
Stock Options, Vested and, as of March 31, 2017, expected to vest	12,276,498	12,225,441
Stock Options, Exercisable as of March 31, 2017	9,478,362	7,583,357
Weighted-average Exercise Price, Outstanding at beginning of the period	$ 1.31	$ 1.22	$ 1.25
Weighted-average Exercise Price, Granted	0.40	1.64	0.88
Weighted-average Exercise Price, Forfeited/expired	1.54	0	0.75
Weighted-average Exercise Price, Outstanding at end of the period	1.30	1.31	$ 1.22	$ 1.25
Weighted-average Exercise Price, Vested and, as of March 31, 2017, expected to vest	1.30	1.31
Weighted-average Exercise Price, Exercisable as of March 31, 2017	$ 1.30	$ 1.31
Weighted-average Remaining Contractual Term (in years), Outstanding	5 years 7 months 6 days	6 years 4 months 24 days	6 years 7 months 6 days	7 years
Weighted-average Remaining Contractual Term (in years), Vested and, as of March 31, 2017, expected to vest	5 years 7 months 6 days	6 years 4 months 24 days
Weighted-average Remaining Contractual Term (in years), Exercisable as of March 31, 2017	4 years 9 months 18 days	5 years 1 month 6 days
Aggregate Intrinsic Value ,Outstanding	$ 196	$ 993	$ 1,848	$ 179
Aggregate Intrinsic Value, Vested and, as of June 30, 2016, expected to vest	196	991
Aggregate Intrinsic Value, Exercisable as of June 30, 2016	$ 191	$ 773